Capital Management and Financial Risk	12 Months Ended
Dec. 31, 2024
Capital Management And Financial Risk [Abstract]
Capital Management and Financial Risk

20.CAPITAL MANAGEMENT AND FINANCIAL RISK

Capital Management

The Company’s capital includes equity, cash, cash equivalents, investments in debt instruments, investments in equity instruments and the current portion of debt obligations. The Company’s primary objective with respect to its capital management is to ensure that it has sufficient capital to maintain its ongoing operations, to provide returns to shareholders and benefits for other stakeholders, and to pursue growth opportunities.

Long-term planning, annual budgeting and controls over major investment decisions are the primary tools used to manage the Company’s capital. The Company’s cash is managed centrally and disbursed to the various business units based on a system of internal controls that require review and approval of significant expenditures by the Company’s key decision makers. Under the Company’s delegation of authority guidelines, significant debt obligations require the approval of the Board of Directors.

The Company monitors and reviews the composition of its net cash and investment position on an ongoing basis and adjusts its holdings as necessary to achieve the desired level of risk and/or to accommodate operating plans for the current and future periods.

The Company’s net cash and investment position is summarized below:

	At December 31	At December 31
(in thousands)	2024	2023

Net cash and investments:
Cash and cash equivalents	$108,518	$131,054
Equity instrument investments	8,047	10,517
Investments-uranium	231,088	276,815
Investments-convertible debentures	13,000	15,565
Debt obligations-current	(375)	(213)
Net cash and investments	$360,278	$433,738

At December 31, 2024, total equity was $564,322,000 (December 31, 2023 - $641,784,000).

Financial Risk

The Company examines the various financial risks to which it is exposed and assesses the impact and likelihood of those risks. These risks may include credit risk, liquidity risk, currency risk, interest rate risk, commodity price risk, and equity price risk.

(a)Credit Risk

Credit risk is the risk of loss due to a counterparty’s inability to meet its obligations under a financial instrument that will result in a financial loss to the Company. The Company believes that the carrying amount of its cash and cash equivalents, trade and other receivables, restricted cash and investments, and convertible debentures represent its maximum credit exposure.

The maximum exposure to credit risk at the reporting dates is as follows:

	At December 31	At December 31
(in thousands)	2024	2023

Cash and cash equivalents	$108,518	$131,054
Trade and other receivables	3,075	1,913
Restricted cash and investments	11,624	11,231
Investments-convertible debentures	13,000	15,565
	$136,217	$159,763

The Company limits the risk of holding cash and cash equivalents, and restricted cash and investments by dealing with credit worthy financial institutions. The majority of the Company’s normal course trade receivables balance relates to its joint operations and joint venture partners who have established credit worthiness with the Company through past dealings. Based on its historical credit loss experience, the Company has recorded an allowance for credit loss of $nil on its normal course trade receivables as at December 31, 2024 and December 31, 2023.

The Company’s Mongolia Sale Receivable is accounted for at fair value and is assessed as having a fair value of $nil using Level 3 inputs as at December 31, 2024 (December 31, 2023 - $nil). Refer to note 21 for further information.

(b)Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulties in meeting obligations associated with its financial liabilities as they become due. The Company has in place a planning and budgeting process to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. The Company ensures that there is sufficient committed capital to meet its short-term business requirements, taking into account its anticipated cash flows from operations, its holdings of cash and cash equivalents and equity investments, its financial covenants, and its access to credit and capital markets, if required.

The maturities of the Company’s financial liabilities at December 31, 2024 are as follows:

	Within 1	1 to 5	More than
(in thousands)	Year	Years	5 years

Accounts payable and accrued liabilities (note 9)	$21,333	—	—
Debt obligations (note 12)	438	1,567	1,343
	$21,771	1,567	1,343

(c)Currency Risk

Foreign exchange risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company predominantly operates in Canada and incurs the majority of its operating and capital costs in Canadian dollars.

As the prices of uranium are quoted in U.S. currency, fluctuations in the Canadian dollar relative to the U.S. dollar can significantly impact the valuation of the Company’s holdings of physical uranium from a Canadian dollar perspective.

The Company is also exposed to some foreign exchange risk on its net U.S dollar financial asset position, including cash and cash equivalents held in U.S. dollars.

At December 31, 2024, the Company’s net U.S dollar financial assets and uranium investments were $26,539,000 and $231,088,000, respectively, in CAD dollars. The impact of the U.S dollar strengthening or weakening (by 10%) on the value of the Company’s net U.S dollar-denominated assets is as follows:

	Dec. 31'2024	Sensitivity
	Foreign	Foreign	Change in
	Exchange	Exchange	net income
(in thousands except foreign exchange rates)	Rate	Rate	(loss)

Currency risk
CAD weakens	1.4389	1.5828	$25,762
CAD strengthens	1.4389	1.2950	$(25,762)

Currently, the Company does not have any programs or instruments in place to hedge this possible currency risk.

(d)Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk on its liabilities through its outstanding borrowings and on its assets through its investments in convertible debt instruments. The Company monitors its exposure to interest rates and has not entered into any derivative contracts to manage this risk. The sensitivity analysis below illustrates the impact of interest rate risk on the convertible debt instruments held by the Company at December 31, 2024:

Absolute change	Base	1% increase	1% decrease

Credit spread	19%	20%	18%
Convertible debentures fair value (in thousands)	$13,000	12,800	13,300

(e)Commodity Price Risk

The Company’s uranium holdings are directly tied to the spot price of uranium. At December 31, 2024, a 10% increase in the uranium spot price would have increased the value of the Company’s holdings of physical uranium by $23,109,000, while a 10% decrease would have decreased the value of the Company’s holdings of physical uranium by $23,109,000.

(f)Equity Price Risk

The Company is exposed to equity price risk on its investments in equity instruments of other publicly traded companies. At December 31, 2024, a 10% increase in the equity price should increase the value of the Company’s holdings of equity instruments by $689,000, while a 10% decrease would decrease the value of the Company’s holdings of equity instruments by $684,000. The Company is also exposed to equity price risk on its convertible debt with F3 due to the underlying equity price of the invested company. The sensitivity analysis below illustrates the impact of equity price risk on the convertible debt instruments held by the Company:

Absolute change	At December 31,2024	10% increase	10% decrease

Equity price of F3	$0.26	0.28	0.23
Convertible debentures fair value (in thousands)	$13,000	13,300	12,600

Fair Value of Investments and Financial Instruments

IFRS requires disclosures about the inputs to fair value measurements, including their classification within a hierarchy that prioritizes the inputs to fair value measurement. The three levels of the fair value hierarchy are:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
●	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
●	Level 3 - Inputs that are not based on observable market data.

The fair value of financial instruments which trade in active markets, such as share and warrant equity instruments, is based on quoted market prices at the balance sheet date. The quoted market price used to value financial assets held by the Company is the current closing price. The fair value of financial instruments that do not trade in active markets have been valued using different valuation approaches. Warrants have been valued using the Black-Scholes pricing model. The convertible debentures have been valued using a valuation model based on the finite-difference method, which results in a pair of coupled partial differential equations that are solved simultaneously to calculate the value of the debt and embedded conversion option in a convertible bond. Inputs used for the valuation of the convertible debentures include: valuation dates, maturity date, risk-free rates, share prices of the bond issuer at valuation dates, equity volatility, stated interest rate, conversion price, redemption price, and the credit spreads. Significant unobservable inputs include a 19.00% credit spread that is based on the ICE BofA CCC & Lower US High Yield Index Option-Adjusted Spread and a volatility of 57% at December 31, 2024. The Company determines the valuation approaches for each type of financial instrument it holds in accordance with the most relevant measurement basis and re-assesses their relevancy during each reporting period.

Except as otherwise disclosed, the fair values of cash and cash equivalents, trade and other receivables, accounts payable and accrued liabilities, restricted cash and cash equivalents and debt obligations approximate their carrying values as a result of the short-term nature of the instruments, the variable interest rate associated with the instruments or the fixed interest rate of the instruments being similar to market rates.

During 2024 and 2023, there were no transfers between levels 1, 2 and 3 and there were no changes in valuation techniques.

The following table illustrates the classification of the Company’s financial assets and liabilities within the fair value hierarchy as at December 31, 2024 and December 31, 2023:

	Financial	Fair	December 31,	December 31,
	Instrument	Value	2024	2023
(in thousands)	Category(1)	Hierarchy	Fair Value	Fair Value

Financial Assets:
Cash and equivalents	Category B		$108,518	$131,054
Trade and other receivables	Category B		3,075	1,913
Investments
Equity instruments-shares	Category A	Level 1	7,767	10,390
Equity instruments-warrants	Category A	Level 2	280	127
Convertible Debentures	Category A	Level 3	13,000	15,565
Restricted cash and equivalents
Elliot Lake reclamation trust fund	Category B		3,652	3,259
Credit facility pledged assets	Category B		7,972	7,972
			$144,264	$170,280

Financial Liabilities:
Account payable and accrued liabilities	Category C		21,333	10,822
Debt obligations	Category C		2,414	417
			$23,747	$11,239
(1)	Financial instrument designations are as follows: Category A=Financial assets and liabilities at fair value through profit and loss; Category B=Financial assets at amortized cost; and Category C=Financial liabilities at amortized cost.

Investments in uranium are categorized in Level 2. Investments in uranium are measured at fair value at each reporting period based on the month-end spot price for uranium published by UxC and converted to Canadian dollars using the period-end indicative foreign exchange rate.